Document and Entity Information	Sep. 18, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002011286
Document Type	8-K
Document Period End Date	Sep. 18, 2024
Entity Registrant Name	Amazon Holdco Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42176
Entity Tax Identification Number	99-0622272
Entity Address, Address Line One	600 William Northern Blvd
Entity Address, City or Town	Tullahoma
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37388
City Area Code	(931)
Local Phone Number	455-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	AMTM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false